Business Combinations and Disposal Group Held for Sale - Summary of Purchase Price Allocation (Parenthetical) (Details) - USD ($) $ in Millions	Sep. 08, 2017	Nov. 16, 2015	Jun. 02, 2015
Kallidus Inc | Acquisition Date, June 2, 2015
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired			$ 4
Noah Consulting LLC
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired		$ 3
Brilliant Basics Holdings Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired	$ 1